Expenses by nature - Summary of Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ 2,731,089	R$ 2,508,567	R$ 1,489,245
Financial expenses, net	3,999,465	3,514,739	1,269,058
Mark-to-market on equity securities designated at FVPL	30,574	(853,056)	(1,264,213)
Transaction and client services costs	1,279,366	1,069,082	810,219
Depreciation and amortization	878,181	800,326	507,369
Marketing expenses and sales commissions	772,910	632,137	420,818
Expenses by nature third parties services	261,281	332,081	305,517
Other expenses	188,288	262,658	192,439
Total adjusted expenses	10,080,006	9,972,646	6,258,878
Total expenses, by nature	R$ 6,080,541	R$ 6,457,907	R$ 4,989,820